Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, Net [Line Items]
Credit policy payment	360 days		360 days
Credit losses (in Dollars)	$ 70,790	$ 103,552	$ 173,564	$ 17,064	$ (23,422)
Minimum [Member]
Accounts Receivable, Net [Line Items]
Credit policy payment	180 days		180 days
Maximum [Member]
Accounts Receivable, Net [Line Items]
Credit policy payment	360 days		360 days